Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
17.	Segment Information
The Group uses the management approach to determine operation segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocation of resources and assessing performance.
The Group’s CODM has been identified as the chief executive officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single operating segment.
The following table summarizes the revenue by type of service provided by the Group:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Live streaming	6,617,291,032	8,852,225,839	8,596,599,175
Advertisement	513,265,806	645,227,128	464,866,153
Other	152,673,415	104,420,970	103,865,432

Total	7,283,230,253	9,601,873,937	9,165,330,760

99.5%, 98.8% and 97.9% of the Group’s revenue for the years ended December 31, 2019, 2020 and 2021, respectively, were generated from the PRC. As of December 31, 2020 and 2021, 100% and 100% of long-lived assets of the Group were located in the PRC.
There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2019, 2020 and 2021, respectively.

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